Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Summary of amounts recognized in the statement of financial position	The Consolidated Statement of Financial Position and the Consolidated Income Statement discloses the following amounts relating to leases:
Amounts recognized in the Consolidated Statement of Financial Position

	2023	2022

Right-of-use assets	20,329	18,122
(-) Depreciation of right-of-use assets	(5,845)	(2,833)
Right-of-use assets	14,484	15,289
Lease liabilities (current)	3,014	2,243
Lease liabilities (non-current)	12,822	13,851
Lease liabilities	15,836	16,094

Related party lease - Santiago	2023	2022

Lease liabilities (current)	520	502
Lease liabilities (non-current)	2,604	3,078

Summary of amounts recognized in the statement of profit or loss
Amounts recognized in the Consolidated Income Statement

	2023	2022	2021

Depreciation of right-of-use assets	(3,019)	(2,405)	(1,201)
Interest on lease liabilities	(1,243)	(1,807)	(1,022)
Principal paid	(2,434)	(1,652)	(832)

Related party lease - Santiago	2023	2022

Principal paid	538	425
Depreciation of right-of-use assets	551	481
Interest on lease liabilities	79	73

Disclosure of consideration payable	Consideration payable on acquisition
The following table reflects consideration payable from acquisition transactions

	2023	2022

Deferred consideration payable – Moneda (i)	48,710	15,889
Consideration payable on acquisition – Igah (iv)	—	4,771
Consideration payable on acquisition – Bari	3,570	—
Consideration payable on acquisition – Move	1,886	—
Consideration payable on acquisition – VBI (iii)	2,553	11,792
Consideration payable on acquisition - Bancolombia	1,348	—
Consideration payable on acquisition - Kamaroopin (ii)	1,020	735

Current liabilities – consideration payable on acquisition	59,087	33,187

Consideration payable on acquisition - Bancolombia	24,652	—
Deferred consideration payable (i) – Moneda	—	10,592
Contingent consideration payable on acquisition – Moneda (note 30(b))	—	12,891
Contingent consideration payable on acquisition – VBI (note 30(b))	11,053	9,072
Consideration payable on acquisition - Kamaroopin (ii)	—	859
Contingent consideration payable on acquisition – Kamaroopin (note 30(b))	7,148	—

Non-current liabilities – consideration payable on acquisition	42,853	33,414

(i)The Moneda business combination transaction included US$ 58.7 million on acquisition date expected to be paid to Moneda’s former partners who are currently employees of the Group. The amount to be paid in exchange for their services was subject to a time vesting period up until December 1, 2023 and December 1, 2024, and payable in two equal installments in cash. On December 4, 2023, an amendment to the transaction purchase agreement for Moneda was concluded to settle the first instalment due in the Company’s Class A common shares rather than cash for strategic liquidity purposes.
    This expense is recognized as a compensation expense as the employees render services and is not part of the Purchase Price Allocation. For the years ending December 31, 2023 and 2022, deferred consideration expenses in the Group’s Consolidated Income Statement were as a result of the following:

	2023	2022	2021

Moneda	(22,229)	(24,444)	(2,037)
Blue Macaw (note 5(e))	(732)	—	—
Total deferred consideration	(22,961)	(24,444)	(2,037)

(ii)Consideration payable for the acquisition of the first tranche of Kamaroopin (when acquired as an associate of the Company in 2022) will be paid in the next 12 months.
(iii)The consideration payable to VBI is indexed to interbank interest rates (CDI) in Brazil as per the terms of the acquisition agreement. The liability includes the second installment payable to selling shareholder of VBI and a preferred dividend payable to the preferred shareholders of VBI, determined in accordance with the terms of the acquisition agreement.
(iv)Consideration payable for the acquisition of Igah per terms of the purchase agreement consisting of equity consideration in common shares net of dividends in relation to the total Class A common shares issued (included as part of the consideration transfer to sellers of Igah per note 29).
(v)Cash Settlements during the year ending December 31, 2023 and 2022 includes:

Description	2023	2022

Acquisition payable - Moneda	—	(16,437)
Acquisition payable - Kamaroopin	(998)	—
Acquisition payable - VBI	(13,686)	—
Total acquisition payables paid	(14,684)	(16,437)

Deferred consideration paid – Blue Macaw (note 5(e))	(732)	—

    Amounts in relation to Blue Macaw refer to the exercise of a pre-agreed purchase option for an additional stake in a recently acquired asset (note 5(e)). This option, referred to as Option 1, was part of the initial acquisition agreement and does not have any performance conditions attached. The expense is recognized as deferred consideration in the Group’s audited Consolidated Income Statement due to its non-routine nature and indirect association with a strategic asset acquisition.
(vi)Non-cash (Class A common shares of the Company) settlements during the year ending December 31, 2023 and 2022

Description	2023	2022

Acquisition payable – Igah	(5,385)	—
	(5,385)	—

Disclosure of commitments subject to possible redemption

Commitment subject to possible redemption

Balance at December 31, 2021	—
Commitment subject to possible redemption raised	220,458
IPO expenses - SPAC	10,325
Interest earned on trust account	3,362
Balance at December 31, 2022	234,145
Amortization of SPAC IPO initial cost	6,166
Interest earned on trust account	10,109
Deposits	2,100
Redemptions (note 5(a))	(65,164)
Balance at December 31, 2023	187,356

Schedule of movement in gross obligations under put option
Movements during the year on the Group’s gross obligation under the VBI put option and the Igah put option are detailed below.

Purchase commitments for minority interests shares
	Note	VBI	Igah IV	Total

Balance at December 31, 2022		65,544	7,884	73,428
Cumulative translation adjustment		5,377	—	5,377
Purchase price allocation adjustments		—	2,455	2,455
Gross obligation adjustments	25(b)	10,667	999	11,666
Balance at December 31, 2023		81,588	11,338	92,926